Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at Beginning of Period	$ 7,717	$ 5,380	$ 11,336
Charged to Expense	2,559	3,833	3,295
Additions Charged to Other Accounts	519	896	0
Deductions	(2,782)	(2,392)	(9,251)
Balance at End of Period	$ 8,013	$ 7,717	$ 5,380